Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (351,736)	$ (131,804)	$ (769,316)	$ (37,426)
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of warrant liabilities	30,000	10,000	100,000	(130,000)
Interest income earned in cash and investments held in trust account			(14,480)	(353,921)
Interest income dividend income earned in cash and investments held in Trust Account	(1,000)	(11,239)
Change in operating assets and liabilities:
Decrease in prepayments		23,771
Decrease increase in accrued liabilities	(13,797)	(24,034)
Decrease (increase) in prepayments			31,695	(5,679)
(Decrease) increase in accrued liabilities			(18,169)	23,147
Cash used in operating activities	(336,533)	(133,306)	(670,270)	(503,879)
Cash flows from investing activities
Cash withdrawn from Trust Account to pay redeeming shareholders			10,143,085
Net cash provided by investing activities			10,143,085
Cash flows from financing activities
Advance from a related party	205,026	30,871	162,690	246,987
Redemption of ordinary shares			(10,143,085)
Net cash provided by financing activities	205,026	30,871	(9,980,395)	246,987
NET CHANGE IN CASH	(131,507)	(102,435)	(507,580)	(256,892)
Cash, beginning of period	164,863	672,443	672,443	929,335
Cash, end of period	33,356	570,008	164,863	672,443
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Change in unrealized loss in Trust Account		(10,173)	(10,173)	(87,930)
Accretion of carrying value to redemption value	(547,992)		(4,584,555)
Proceeds of promissory notes deposited in Trust Account by a founder shareholder			$ 2,330,390	$ 1,380,000
Changes in ordinary shares subject to possible redemption		141,977
Decrease in underwriting commission due to share redemption		127,396
Proceeds of a promissory note deposited in Trust Account by a founder shareholder	546,992	594,466
Cash payout to shareholders directly released from Trust Account due to share redemption		$ 6,680,520